FHLB Advances (Schedule Of Federal Home Loan Advances Pledged By Assets) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateralized advances	$ 28,493,000.00	$ 24,077,000.00
Single-family mortgage loans [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateralized advances	14,940,000	9,917,000
Multi-family residential [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateralized advances	4,890,000	4,968,000
Commercial Real Estate [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateralized advances	3,339,000	1,185,000
Securities [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateralized advances	2,024,000	4,707,000
Cash [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateralized advances	$ 3,300,000	$ 3,300,000